Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio. The net holding period gains (losses) represent the amounts realized on our hybrid securities only.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2016
Fixed maturities:
U.S. government obligations	$2,899.2	$0	$(29.1)	$0	$2,870.1	12.2%
State and local government obligations	2,509.5	13.8	(20.7)	0	2,502.6	10.7
Foreign government obligations	24.5	0	0	0	24.5	0.1
Corporate debt securities	4,557.8	17.3	(24.3)	0.1	4,550.9	19.4
Residential mortgage-backed securities	1,448.5	23.7	(15.0)	1.5	1,458.7	6.2
Agency residential pass-through obligations	41.2	0	(0.6)	0	40.6	0.2
Commercial mortgage-backed securities	2,266.9	12.0	(25.5)	0	2,253.4	9.6
Other asset-backed securities	2,350.7	4.6	(4.4)	0.2	2,351.1	10.0
Redeemable preferred stocks	188.8	5.1	(2.0)	0	191.9	0.8
Total fixed maturities	16,287.1	76.5	(121.6)	1.8	16,243.8	69.2
Equity securities:
Nonredeemable preferred stocks	734.2	135.4	(16.1)	0	853.5	3.6
Common equities	1,437.5	1,377.0	(2.1)	0	2,812.4	12.0
Short-term investments	3,572.9	0	0	0	3,572.9	15.2
Total portfolio[1,2]	$22,031.7	$1,588.9	$(139.8)	$1.8	$23,482.6	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2015
Fixed maturities:
U.S. government obligations	$2,425.4	$4.4	$(0.6)	$0	$2,429.2	11.6%
State and local government obligations	2,677.6	47.5	(3.7)	0	2,721.4	13.0
Foreign government obligations	18.6	0	0	0	18.6	0.1
Corporate debt securities	3,713.2	11.3	(33.0)	0.1	3,691.6	17.6
Residential mortgage-backed securities	1,726.0	22.1	(20.6)	(0.8)	1,726.7	8.3
Agency residential pass-through obligations	90.3	0.1	(1.1)	0	89.3	0.4
Commercial mortgage-backed securities	2,665.7	16.9	(29.4)	0	2,653.2	12.7
Other asset-backed securities	1,771.1	1.4	(5.1)	0.5	1,767.9	8.4
Redeemable preferred stocks	260.0	17.6	(43.3)	0	234.3	1.1
Total fixed maturities	15,347.9	121.3	(136.8)	(0.2)	15,332.2	73.2
Equity securities:
Nonredeemable preferred stocks	674.2	122.8	(15.7)	1.3	782.6	3.7
Common equities	1,494.3	1,170.4	(14.2)	0	2,650.5	12.7
Short-term investments	2,172.0	0	0	0	2,172.0	10.4
Total portfolio[1,2]	$19,688.4	$1,414.5	$(166.7)	$1.1	$20,937.3	100.0%

[1] Our portfolio reflects the effect of unsettled security transactions and collateral on any open derivative positions; at December 31, 2016, $27.8 million was included in "other liabilities," compared to $23.1 million in "other assets" at December 31, 2015.
[2] The total fair value of the portfolio at both December 31, 2016 and 2015 included $1.3 billion of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities
Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2016	2015
Fixed maturities:
Corporate debt securities	$40.1	$49.1
Residential mortgage-backed securities	170.5	144.3
Commercial mortgage-backed securities	0	17.3
Other asset-backed securities	8.9	11.3
Total fixed maturities	219.5	222.0
Equity securities:
Nonredeemable preferred stocks	0	50.7
Total hybrid securities	$219.5	$272.7

Composition of Fixed Maturities by Maturity
 The composition of fixed maturities by maturity at December 31, 2016, was:

(millions)	Cost	Fair Value
Less than one year	$3,680.5	$3,682.1
One to five years	9,324.7	9,298.2
Five to ten years	3,226.9	3,197.3
Ten years or greater	55.0	66.2
Total	$16,287.1	$16,243.8

Gross Unrealized Losses by Major Security
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2016
Fixed maturities:
U.S. government obligations	30	$2,774.0	$(29.1)	30	$2,774.0	$(29.1)	0	$0	$0
State and local government obligations	618	1,497.9	(20.7)	584	1,404.3	(19.6)	34	93.6	(1.1)
Corporate debt securities	184	2,615.1	(24.3)	175	2,559.9	(24.0)	9	55.2	(0.3)
Residential mortgage-backed securities	178	917.7	(15.0)	69	175.8	(1.1)	109	741.9	(13.9)
Agency residential pass-through obligations	55	36.0	(0.6)	48	33.9	(0.6)	7	2.1	0
Commercial mortgage-backed securities	111	1,347.3	(25.5)	85	1,061.2	(22.9)	26	286.1	(2.6)
Other asset-backed securities	103	1,605.2	(4.4)	89	1,423.3	(3.9)	14	181.9	(0.5)
Redeemable preferred stocks	2	31.0	(2.0)	0	0	0	2	31.0	(2.0)
Total fixed maturities	1,281	10,824.2	(121.6)	1,080	9,432.4	(101.2)	201	1,391.8	(20.4)
Equity securities:
Nonredeemable preferred stocks	13	329.6	(16.1)	8	175.2	(3.8)	5	154.4	(12.3)
Common equities	75	22.1	(2.1)	69	19.7	(1.7)	6	2.4	(0.4)
Total equity securities	88	351.7	(18.2)	77	194.9	(5.5)	11	156.8	(12.7)
Total portfolio	1,369	$11,175.9	$(139.8)	1,157	$9,627.3	$(106.7)	212	$1,548.6	$(33.1)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2015
Fixed maturities:
U.S. government obligations	22	$897.1	$(0.6)	22	$897.1	$(0.6)	0	$0	$0
State and local government obligations	290	606.7	(3.7)	264	500.7	(2.6)	26	106.0	(1.1)
Corporate debt securities	215	2,580.6	(33.0)	197	2,294.6	(25.2)	18	286.0	(7.8)
Residential mortgage-backed securities	188	1,294.7	(20.6)	115	493.4	(3.7)	73	801.3	(16.9)
Agency residential pass-through obligations	61	84.9	(1.1)	61	84.9	(1.1)	0	0	0
Commercial mortgage-backed securities	207	2,046.5	(29.4)	171	1,694.6	(25.8)	36	351.9	(3.6)
Other asset-backed securities	101	1,548.6	(5.1)	92	1,472.0	(4.5)	9	76.6	(0.6)
Redeemable preferred stocks	9	199.4	(43.3)	6	119.4	(14.5)	3	80.0	(28.8)
Total fixed maturities	1,093	9,258.5	(136.8)	928	7,556.7	(78.0)	165	1,701.8	(58.8)
Equity securities:
Nonredeemable preferred stocks	10	301.8	(15.7)	5	124.2	(1.7)	5	177.6	(14.0)
Common equities	64	164.8	(14.2)	60	161.4	(14.2)	4	3.4	0
Total equity securities	74	466.6	(29.9)	65	285.6	(15.9)	9	181.0	(14.0)
Total portfolio	1,167	$9,725.1	$(166.7)	993	$7,842.3	$(93.9)	174	$1,882.8	$(72.8)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Original Non-Credit Loss at the Time Credit Impairment
The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined (i.e., unadjusted for valuation changes subsequent to the original write-down):

	December 31,
(millions)	2016	2015
Fixed maturities:
Residential mortgage-backed securities	$(43.3)	$(43.3)
Commercial mortgage-backed securities	(0.6)	(0.6)
Total fixed maturities	$(43.9)	$(43.9)

OTTI Credit Losses Recognized in Earnings
The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2016, 2015, and 2014, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2015	$12.4	$0.4	$12.8
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	(1.3)	0	(1.3)
Total at December 31, 2016	$11.1	$0.4	$11.5

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2014	$12.7	$0.4	$13.1
Reductions for securities sold/matured	(1.4)	0	(1.4)
Change in recoveries of future cash flows expected to be collected[1,2]	1.1	0	1.1
Total at December 31, 2015	$12.4	$0.4	$12.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Total at December 31, 2013	$19.2	$0.4	$19.6
Reductions for securities sold/matured	(0.1)	0	(0.1)
Change in recoveries of future cash flows expected to be collected[1,2]	(6.4)	0	(6.4)
Total at December 31, 2014	$12.7	$0.4	$13.1

[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2] Includes $1.9 million, $2.9 million, and $4.3 million at December 31, 2016, 2015, and 2014, respectively, recognized in income in excess of the cash flows expected to be collected at the time of the write-downs.

Components of Net Realized Gains (Losses)
The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2016	2015	2014
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$24.6	$17.5	$24.0
State and local government obligations	16.0	7.8	9.3
Corporate and other debt securities	43.3	31.2	37.2
Residential mortgage-backed securities	2.4	4.9	2.7
Agency residential pass-through obligations	0.1	0	0
Commercial mortgage-backed securities	13.3	15.7	17.0
Redeemable preferred stocks	20.9	0.1	2.7
Total fixed maturities	120.6	77.2	92.9
Equity securities:
Nonredeemable preferred stocks	11.9	65.3	90.0
Common equities	61.3	50.4	107.3
Short-term investments	0.1	0	0
Subtotal gross realized gains on security sales	193.9	192.9	290.2
Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(2.4)	(0.9)	(7.6)
State and local government obligations	(1.6)	(0.3)	(0.5)
Corporate and other debt securities	(2.5)	(5.0)	(2.8)
Residential mortgage-backed securities	0	(0.4)	(0.2)
Agency residential pass-through obligations	(0.2)	(0.4)	0
Commercial mortgage-backed securities	(5.6)	(1.3)	(8.3)
Redeemable preferred stocks	(6.6)	0	(3.2)
Total fixed maturities	(18.9)	(8.3)	(22.6)
Equity securities:
Nonredeemable preferred stocks	(5.3)	(3.2)	0
Common equities	(15.7)	(38.4)	(7.3)
Short-term investments	(0.1)	0	0
Subtotal gross realized losses on security sales	(40.0)	(49.9)	(29.9)
Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	22.2	16.6	16.4
State and local government obligations	14.4	7.5	8.8
Corporate and other debt securities	40.8	26.2	34.4
Residential mortgage-backed securities	2.4	4.5	2.5
Agency residential pass-through obligations	(0.1)	(0.4)	0
Commercial mortgage-backed securities	7.7	14.4	8.7
Redeemable preferred stocks	14.3	0.1	(0.5)
Total fixed maturities	101.7	68.9	70.3
Equity securities:
Nonredeemable preferred stocks	6.6	62.1	90.0
Common equities	45.6	12.0	100.0
Subtotal net realized gains (losses) on security sales	153.9	143.0	260.3
Other-than-temporary impairment losses
Fixed maturities:
Redeemable preferred stocks	(25.3)	0	0
Total fixed maturities	(25.3)	0	0
Equity securities:
Common equities	(0.3)	(8.7)	(7.2)
Subtotal investment other-than-temporary impairment losses	(25.6)	(8.7)	(7.2)
Other asset impairment	(59.7)	0	0
Subtotal other-than-temporary impairment losses	(85.3)	(8.7)	(7.2)
Other gains (losses)
Hybrid securities	2.1	(1.3)	30.5
Derivative instruments	(20.0)	(20.7)	(64.1)
Litigation settlements	0.4	0.4	4.7
Subtotal other gains (losses)	(17.5)	(21.6)	(28.9)
Total net realized gains (losses) on securities	$51.1	$112.7	$224.2

Components of Net Investment Income
The components of net investment income for the years ended December 31, were:

(millions)	2016	2015	2014
Fixed maturities:
U.S. government obligations	$18.2	$28.3	$46.2
State and local government obligations	52.3	60.7	50.1
Foreign government obligations	0.4	0.4	0.4
Corporate debt securities	110.7	102.4	82.1
Residential mortgage-backed securities	46.1	52.2	44.9
Agency residential pass-through obligations	1.2	2.1	0
Commercial mortgage-backed securities	81.6	74.6	66.0
Other asset-backed securities	28.0	22.0	16.7
Redeemable preferred stocks	14.9	15.0	15.5
Total fixed maturities	353.4	357.7	321.9
Equity securities:
Nonredeemable preferred stocks	48.6	43.7	38.6
Common equities	57.2	51.0	46.6
Short-term investments	19.7	2.2	1.3
Investment income	478.9	454.6	408.4
Investment expenses	(22.4)	(22.8)	(18.9)
Net investment income	$456.5	$431.8	$389.5

Derivative Instruments
The following table shows the status of our derivative instruments at December 31, 2016 and 2015, and for the years ended December 31, 2016, 2015, and 2014:

(millions)					Balance Sheet[2]			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Pretax Net Realized Gains (Losses)
								Years ended
	December 31,					December 31,		December 31,
Derivatives designated as:	2016	2015	2014	Purpose	Classification	2016	2015	2016	2015	2014
Hedging instruments
Closed:
Ineffective cash flow hedge	$370	$18	$44	Manage interest rate risk	NA	$0	$0	$(1.3)	$0.2	$0.5
Non-hedging instruments
Assets:
Interest rate swaps	0	750	750	Manage portfolio duration	Investments - fixed maturities	0	4.4	0	(23.4)	(64.6)
Closed:
Interest rate swaps	750	0	0	Manage portfolio duration	NA	0	0	(19.0)	0	0
U.S. Treasury Note futures	135	691	0	Manage portfolio duration	NA	0	0	0.3	2.5	0
Total	NA	NA	NA			$0	$4.4	$(20.0)	$(20.7)	$(64.1)

[1] The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.
2 To the extent we held both derivative assets and liabilities with the same counterparty that were subject to an enforceable master netting arrangement, we reported them on a gross basis on our balance sheets, consistent with our historical presentation.
NA = Not Applicable